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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21553

ING Global Equity Dividend and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Equity Dividend and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.1%
		Australia: 5.2%
326,137		Australia & New Zealand Banking Group Ltd.	$7,723,112	0.7
3,179,512		Insurance Australia Group	12,059,946	1.1
2,571,169		Macquarie Airports Management Ltd.	8,500,597	0.8
3,996,780		Telstra Corp., Ltd.	12,911,155	1.1
233,813		Wesfarmers Ltd.	8,298,205	0.7
2,985,457		Westfield Retail Trust	8,490,021	0.8
			57,983,036	5.2
		Brazil: 1.0%
634,342	@	Tele Norte Leste Participacoes SA ADR	11,335,692	1.0
		Canada: 1.9%
267,002		Enerplus Corp.	8,661,545	0.8
286,545		TransCanada Corp.	12,832,933	1.1
			21,494,478	1.9
		Denmark: 0.8%
246,233		D/S Norden	8,806,021	0.8
		Finland: 1.3%
2,073,189		Nokia OYJ	14,438,138	1.3
		France: 10.9%
165,666		BNP Paribas	12,980,778	1.2
367,737		Bouygues S.A.	17,047,019	1.5
456,504		Gaz de France	16,843,227	1.5
239,245		Sanofi-Aventis	18,972,880	1.7
298,792		Total S.A.	17,258,370	1.6
266,897		Veolia Environnement	8,123,242	0.7
198,253		Vinci S.A.	12,838,302	1.2
613,270		Vivendi	17,178,845	1.5
			121,242,663	10.9
		Germany: 5.6%
123,502		Allianz AG	17,123,892	1.6
963,433		Deutsche Post AG	18,183,276	1.6
558,569		E.ON AG	15,885,251	1.4
74,210		Muenchener Rueckversicherungs AG	11,406,193	1.0
			62,598,612	5.6
		Hong Kong: 2.3%
369,801		China Mobile Ltd. ADR	16,925,792	1.5
512,034		Hang Seng Bank Ltd.	8,209,236	0.8
			25,135,028	2.3
		Ireland: 1.1%
539,384		CRH PLC	11,813,110	1.1
		Italy: 4.1%
761,853		Altantia S.p.A.	18,042,585	1.6
721,002		ENI S.p.A.	17,290,691	1.6
4,034,956		Intesa Sanpaolo S.p.A.	10,507,121	0.9
			45,840,397	4.1
		Japan: 8.8%
568,400		Hoya Corp.	11,811,246	1.1
699,900		Mitsui & Co., Ltd.	11,971,871	1.1
7,715,700		Mizuho Financial Group, Inc.	12,109,126	1.1
70,600		Nintendo Co., Ltd.	16,414,672	1.5
6,608		NTT DoCoMo, Inc.	12,310,907	1.1
397,700		Sumitomo Mitsui Financial Group, Inc.	11,494,936	1.0
249,000		Takeda Pharmaceutical Co., Ltd.	11,826,886	1.1
310,800		Trend Micro, Inc.	9,472,902	0.8
			97,412,546	8.8
		Netherlands: 2.4%
485,489		Koninklijke KPN NV	7,129,886	0.7
228,800		Royal Dutch Shell PLC	8,168,449	0.7
399,634		Koninklijke Philips Electronics NV	11,129,690	1.0
			26,428,025	2.4
		Portugal: 1.0%
3,037,222		Energias de Portugal S.A.	11,320,588	1.0
		Singapore: 2.2%
1,019,500		DBS Group Holdings Ltd.	12,237,861	1.1
4,867,000		Singapore Telecommunications Ltd.	12,668,951	1.1
			24,906,812	2.2
		South Korea: 2.6%
347,927		KT&G Corp.	20,426,408	1.8
243,360		Woongjin Coway Co., Ltd.	8,550,211	0.8
			28,976,619	2.6
		Spain: 1.5%
715,971		Banco Santander Central Hispano S.A.	8,532,990	0.8
326,125	@	Telefonica S.A.	7,930,751	0.7
			16,463,741	1.5
		Switzerland: 3.4%
403,443		Credit Suisse Group	17,346,692	1.6
117,022		Roche Holding AG - Genusschein	20,604,300	1.8
			37,950,992	3.4
		Taiwan: 1.8%
1,442,829		Taiwan Semiconductor Manufacturing Co., Ltd. ADR ADR	19,709,044	1.8
		United Kingdom: 7.1%
589,309		GlaxoSmithKline PLC	12,812,250	1.2
774,413		HSBC Holdings PLC	8,094,069	0.7
662,559		Land Securities Group PLC	9,096,402	0.8
1,361,816		Reed Elsevier PLC	12,373,141	1.1

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United Kingdom: (continued)
5,642,998		Royal & Sun Alliance Insurance Group	$12,789,016	1.2
559,551		Scottish & Southern Energy PLC	12,700,314	1.1
4,533,990		Thomas Cook Group PLC	11,259,958	1.0
			79,125,150	7.1
		United States: 30.1%
337,008		Abbott Laboratories	17,608,668	1.6
305,116		Altria Group, Inc.	8,561,555	0.8
418,353		Ameren Corp.	12,429,268	1.1
339,841		American Electric Power Co., Inc.	12,981,926	1.2
405,364		Arthur J. Gallagher & Co.	11,638,000	1.1
391,990		AT&T, Inc.	12,371,204	1.1
430,792		Bristol-Myers Squibb Co.	12,389,578	1.1
487,535		ConAgra Foods, Inc.	12,398,015	1.1
161,275		Consolidated Edison, Inc.	8,557,252	0.8
231,905		Diebold, Inc.	7,664,460	0.7
294,600		Exelon Corp.	12,329,010	1.1
582,710		First Niagara Financial Group, Inc.	8,274,482	0.7
1,229,851		Hudson City Bancorp., Inc.	11,228,540	1.0
880,825		Intel Corp.	19,827,371	1.8
262,841		Kimberly-Clark Corp.	17,952,040	1.6
107,253	@	Kinder Morgan Energy Partners LP	7,996,784	0.7
520,222		Kraft Foods, Inc.	18,192,163	1.6
354,280		Leggett & Platt, Inc.	9,151,052	0.8
84,353		Lorillard, Inc.	9,724,214	0.9
329,839		Maxim Integrated Products	8,988,113	0.8
509,337		Merck & Co., Inc.	18,718,135	1.7
851,555		Pfizer, Inc.	18,265,855	1.6
468,503		Pitney Bowes, Inc.	11,192,537	1.0
442,834		PPL Corp.	12,483,490	1.1
334,680		Reynolds American, Inc.	13,313,570	1.2
299,920		Spectra Energy Corp.	8,274,793	0.8
318,276		Waste Management, Inc.	12,374,571	1.1
			334,886,646	30.1
		Total Common Stock
		(Cost $979,074,006)	1,057,867,338	95.1
RIGHTS: 0.1%
		Italy: 0.1%
4,034,956	@	Intesa Sanpaolo SpA	713,643	0.1
		Total Rights
		(Cost $–)	713,643	0.1

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: 0.2%
		Options On Currencies: 0.1%
26,500,000	@	European Union Currency Put Option (EUR/USD), Strike @ 1.350, Exp. 06/20/11 Counterparty: Deutsche Bank AG	$15,874	0.0
32,000,000	@	European Union Currency Put Option (EUR/USD), Strike @ 1.332, Exp. 08/22/11 Counterparty: Barclays Bank PLC	164,852	0.0
27,500,000	@	European Union Currency Put Option (EUR/USD), Strike @ 1.378, Exp. 07/20/11 Counterparty: Barclays Bank PLC	168,208	0.1
18,000,000	@	Japanese Yen Currency Call Option (USD/JPY), Strike @ 86.500, Exp. 07/20/11 Counterparty: Citigroup, Inc.	30,160	0.0
22,000,000	@	Japanese Yen Currency Call Option (USD/JPY), Strike @ 85.000, Exp. 06/20/11 Counterparty: Barclays Bank PLC	15,136	0.0
20,000,000	@	Japanese Yen Currency Call Option (USD/JPY), Strike @ 85.700, Exp. 08/22/11 Counterparty: Barclays Bank PLC	92,544	0.0
21,500,000	@	United Kingdom Currency Put Option (GBP/USD), Strike @ 1.569, Exp. 06/20/11 Counterparty: JPMorgan Chase & Co.	6,089	0.0
22,000,000	@	United Kingdom Currency Put Option (GBP/USD), Strike @ 1.556, Exp. 08/22/11 Counterparty: Deutsche Bank AG	82,639	0.0
22,000,000	@	United Kingdom Currency Put Option (GBP/USD), Strike @ 1.568, Exp. 07/20/11 Counterparty: Barclays Bank PLC	47,426	0.0
			622,928	0.1
		Options on Indices: 0.1%
3,300	@	Put on Dow Jones Euro Stoxx 50 Index, Strike @ 2,462.150, Exp. 06/17/11 Counterparty: Royal Bank of Scotland Group PLC	6,741	0.0

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2011 (Unaudited) (continued)

# of Contracts			Value	Percentage of Net Assets
		Options on Indices: (continued)
3,600	@	Put on Dow Jones Euro Stoxx 50 Index, Strike @ 2,598.830, Exp. 08/19/11 Counterparty: Morgan Stanley	$204,053	0.0
3,200	@	Put on Dow Jones Euro Stoxx 50 Index, Strike @ 2,567.600, Exp. 07/15/11 Counterparty: Barclays Bank PLC	72,768	0.0
1,100	@	Put on FTSE 100 Index, Strike @ 5,153.490, Exp. 06/17/11 Counterparty: Goldman Sachs & Co.	2,407	0.0
1,200	@	Put on FTSE 100 Index, Strike @ 5,420.020, Exp. 07/15/11 Counterparty: Morgan Stanley	36,139	0.0
1,100	@	Put on FTSE 100 Index, Strike @ 5,447.450, Exp. 08/19/11 Counterparty: Goldman Sachs & Co.	87,579	0.0
95,000	@	Put on Nikkei 225 Index, Strike @ 7,773.480, Exp. 06/17/11 Counterparty: Barclays Bank PLC	8,973	0.0
85,000	@	Put on Nikkei 225 Index, Strike @ 8,783.060, Exp. 06/20/11 Counterparty: Barclays Bank PLC	125,668	0.0
85,000	@	Put on Nikkei 225 Index, Strike @ 8,556.200, Exp. 07/15/11 Counterparty: Goldman Sachs & Co.	56,900	0.0
41,000	@	Put on S&P 500® Index, Strike @ 1,222.780, Exp. 08/19/11 Counterparty: Goldman Sachs & Co.	466,375	0.1
44,000	@	Put on S&P 500® Index, Strike @ 1,202.770, Exp. 07/15/11 Counterparty: Morgan Stanley	168,314	0.0
42,000	@	Put on S&P 500® Index, Strike @ 1,149.750, Exp. 06/17/11 Counterparty: Royal Bank of Scotland Group PLC	9,711	0.0
			1,245,628	0.1
		Total Purchased Options
		(Cost $5,348,294)	1,868,556	0.2

		Total Investments in Securities
		(Cost $984,422,300)*	$1,060,449,537	95.4
		Assets in Excess of Other Liabilities	51,595,414	4.6
		Net Assets	$1,112,044,951	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is $1,011,056,479.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$126,133,707
		Gross Unrealized Depreciation	(76,740,649)
		Net Unrealized appreciation	$49,393,058

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2011 (Unaudited) (continued)

Industry	Percentage of Net Assets
Consumer Discretionary	5.3%
Consumer Staples	9.8
Energy	7.2
Financials	19.1
Health Care	11.8
Industrials	11.7
Information Technology	9.7
Materials	1.1
Options On Currencies	0.1
Options on Indices	0.1
Telecommunication Services	8.4
Utilities	11.1
Other Assets and Liabilities - Net	4.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 5/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$57,983,036	$—	$57,983,036
Brazil	11,335,692	—	—	11,335,692
Canada	21,494,478	—	—	21,494,478
Denmark	—	8,806,021	—	8,806,021
Finland	—	14,438,138	—	14,438,138
France	—	121,242,663	—	121,242,663
Germany	—	62,598,612	—	62,598,612
Hong Kong	16,925,792	8,209,236	—	25,135,028
Ireland	—	11,813,110	—	11,813,110
Italy	—	45,840,397	—	45,840,397
Japan	—	97,412,546	—	97,412,546
Netherlands	7,129,886	19,298,139	—	26,428,025
Portugal	—	11,320,588	—	11,320,588
Singapore	—	24,906,812	—	24,906,812
South Korea	—	28,976,619	—	28,976,619
Spain	—	16,463,741	—	16,463,741
Switzerland	—	37,950,992	—	37,950,992
Taiwan	19,709,044	—	—	19,709,044
United Kingdom	—	79,125,150	—	79,125,150
United States	334,886,646	—	—	334,886,646
Total Common Stock	411,481,538	646,385,800	—	1,057,867,338
Rights	713,643	—	—	713,643
Purchased Options	—	1,868,556	—	1,868,556
Total Investments, at value	$412,195,181	$648,254,356	$—	$1,060,449,537
Liabilities Table
Other Financial Instruments+
Written OTC Options	$—	$(14,080,139)	$—	$(14,080,139)
Total Liabilities	$—	$(14,080,139)	$—	$(14,080,139)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended May 31, 2011.

ING Global Equity Dividend and Premium Opportunity Fund Written OTC Options on May 31, 2011

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options On Currencies
32,000,000	Barclays Bank PLC	European Union Currency Call Option (EUR/USD)	1.47	USD	08/22/11	$284,800	$(427,769)
27,500,000	Barclays Bank PLC	European Union Currency Call Option (EUR/USD)	1.50	USD	07/20/11	206,250	(100,319)
26,500,000	Deutsche Bank AG	European Union Currency Call Option (EUR/USD)	1.47	USD	06/20/11	198,750	(96,267)
22,000,000	Barclays Bank PLC	Japanese Yen Currency Put Option (USD/JPY)	76.27	USD	06/20/11	143,000	(5,011)
20,000,000	Barclays Bank PLC	Japanese Yen Currency Put Option (USD/JPY)	77.50	USD	08/22/11	126,000	(108,992)
18,000,000	Citigroup, Inc.	Japanese Yen Currency Put Option (USD/JPY)	77.83	USD	07/20/11	117,000	(59,208)
22,000,000	Barclays Bank PLC	United Kingdom Currency Call Option (GBP/USD)	1.68	USD	07/20/11	132,000	(96,280)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2011 (Unaudited) (continued)

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
22,000,000	Deutsche Bank AG	United Kingdom Currency Call Option (GBP/USD)	1.67	USD	08/22/11	$145,200	$(213,051)
21,500,000	JPMorgan Chase & Co.	United Kingdom Currency Call Option (GBP/USD)	1.69	USD	06/20/11	129,000	(19,479)

Options on Securities
74,000	BNP Paribas Bank	Call on Australia & New Zealand Banking Group Ltd.	23.57	AUD	06/08/11	49,217	(272)
749,000	BNP Paribas Bank	Call on Insurance Australia Group	3.58	AUD	06/08/11	97,957	(31,376)
929,000	Goldman Sachs & Co.	Call on Telstra Corp. Ltd.	2.85	AUD	06/08/11	76,873	(171,760)
55,000	Citigroup, Inc.	Call on Wesfarmers Ltd.	33.58	AUD	06/08/11	55,370	(11,676)
692,000	Morgan Stanley	Call on Westfield Retail Trust	2.63	AUD	06/08/11	52,874	(50,364)
68,000	Citigroup, Inc.	Call on TransCanada Corp.	39.90	CAD	06/08/11	51,210	(245,387)
90,000	Nomura Group	Call on Credit Suisse Group	37.72	CHF	06/08/11	132,700	(13,590)
27,000	Nomura Group	Call on Roche Holding AG - Genusschein	136.59	CHF	06/08/11	91,639	(424,969)
27,000	Goldman Sachs & Co.	Call on Allianz SE	98.35	EUR	06/08/11	135,986	(19,924)
172,000	Nomura Group	Call on Atlantia S.p.A.	15.76	EUR	06/08/11	143,938	(168,086)
154,000	BNP Paribas Bank	Call on Banco Santander S.A.	8.03	EUR	06/08/11	88,233	(67,418)
36,000	Morgan Stanley	Call on BNP Paribas	49.46	EUR	06/08/11	104,382	(249,837)
83,000	Morgan Stanley	Call on Bouygues S.A.	32.41	EUR	06/08/11	140,246	(34,887)
218,000	Nomura Group	Call on Deutsche Post AG	12.29	EUR	06/08/11	124,774	(254,176)
124,000	Nomura Group	Call on E.ON AG	20.68	EUR	06/08/11	130,014	(7,001)
338,000	Nomura Group	Call on Energias de Portugal S.A.	2.61	EUR	06/08/11	46,495	(13,593)
161,000	Nomura Group	Call on ENI S.p.A.	16.87	EUR	06/08/11	114,414	(21,172)
102,000	Morgan Stanley	Call on GDF Suez	26.47	EUR	06/08/11	122,819	(7,640)
852,000	BNP Paribas Bank	Call on Intesa Sanpaolo S.p.A.	2.07	EUR	06/08/11	139,772	(156)
111,000	Nomura Group	Call on Koninklijke KPN NV	10.99	EUR	06/08/11	47,035	(78)
89,000	Nomura Group	Call on Koninklijke Philips Electronics NV	20.35	EUR	06/08/11	92,280	(1,786)
17,000	Royal Bank of Scotland Group PLC	Call on Muenchener Rueckversicherungs AG	111.29	EUR	06/08/11	80,152	(2,549)
460,000	Nomura Group	Call on Nokia OYJ	5.54	EUR	06/08/11	199,339	(40)
52,000	BNP Paribas Bank	Call on Royal Dutch Shell PLC - A Shares	25.58	EUR	06/08/11	35,811	(1,728)
54,000	Deutsche Bank AG	Call on Sanofi-Aventis	49.96	EUR	06/08/11	122,231	(395,120)
73,000	Nomura Group	Call on Telefonica SA	16.85	EUR	06/08/11	81,684	(20,800)
66,000	Royal Bank of Scotland Group PLC	Call on Total S.A.	40.85	EUR	06/08/11	110,099	(15,716)
59,000	Royal Bank of Scotland Group PLC	Call on Veolia Environnement	20.51	EUR	06/08/11	55,481	(51,933)
44,000	Nomura Group	Call on Vinci S.A.	42.21	EUR	06/08/11	127,815	(102,884)
135,000	Citigroup, Inc.	Call on Vivendi	18.96	EUR	06/08/11	129,521	(106,543)
136,000	Citigroup, Inc.	Call on GlaxoSmithKline PLC	12.57	GBP	06/08/11	45,225	(142,268)
175,000	Goldman Sachs & Co.	Call on HSBC Holdings PLC	6.57	GBP	06/08/11	48,302	(3,200)
156,000	Deutsche Bank AG	Call on Land Securities Group PLC	7.60	GBP	06/08/11	47,414	(185,287)
316,000	Morgan Stanley	Call on Reed Elsevier PLC	5.27	GBP	06/08/11	73,170	(129,412)
128,000	Goldman Sachs & Co.	Call on Scottish & Southern Energy PLC	13.08	GBP	06/08/11	62,091	(148,769)
121,000	Citigroup, Inc.	Call on Hang Seng Bank Ltd.	121.45	HKD	06/08/11	40,093	(52,378)
233,000	Deutsche Bank AG	Call on DBS Group Holdings Ltd.	14.53	SGD	06/08/11	62,810	(59,836)
1,129,000	Morgan Stanley	Call on Singapore Telecommunications Ltd.	3.09	SGD	06/08/11	66,261	(115,161)
80,000	Goldman Sachs & Co.	Call on Abbott Laboratories	51.01	USD	06/08/11	79,576	(108,558)
71,000	BNP Paribas Bank	Call on Altria Group, Inc.	26.15	USD	06/08/11	36,018	(135,839)
99,000	Morgan Stanley	Call on Ameren Corp.	28.68	USD	06/08/11	47,708	(70,893)
79,000	Deutsche Bank AG	Call on American Electric Power Co., Inc.	35.38	USD	06/08/11	33,543	(223,084)
92,000	Morgan Stanley	Call on AT&T, Inc.	30.61	USD	06/08/11	59,414	(92,269)
101,000	Citigroup, Inc.	Call on Bristol-Myers Squibb Co.	27.84	USD	06/08/11	74,508	(100,655)
86,000	Deutsche Bank AG	Call on China Mobile Ltd. ADR	45.59	USD	06/08/11	94,222	(45,527)

		PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund		as of May 31, 2011 (Unaudited) (continued)

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
118,000	Deutsche Bank AG	Call on ConAgra Foods, Inc.	23.82	USD	06/08/11	$58,209	$(191,161)
38,000	Morgan Stanley	Call on Consolidated Edison, Inc.	50.49	USD	06/08/11	18,802	(98,022)
31,000	Morgan Stanley	Call on Enerplus Resources Fund	31.14	USD	06/08/11	23,455	(38,247)
70,000	Morgan Stanley	Call on Exelon Corp.	40.61	USD	06/08/11	45,199	(90,697)
136,000	BNP Paribas Bank	Call on First Niagara Financial Group, Inc.	13.58	USD	06/08/11	51,530	(91,709)
286,000	Morgan Stanley	Call on Hudson City Bancorp., Inc.	9.34	USD	06/08/11	75,046	(10,189)
204,000	Deutsche Bank AG	Call on Intel Corp.	21.14	USD	06/08/11	121,849	(283,800)
62,000	Goldman Sachs & Co.	Call on Kimberly-Clark Corp.	66.17	USD	06/08/11	53,742	(97,521)
25,000	Morgan Stanley	Call on Kinder Morgan Energy Partners LP	76.40	USD	06/08/11	20,245	(1,266)
125,000	Royal Bank of Scotland Group PLC	Call on Kraft Foods, Inc.	33.39	USD	06/08/11	86,812	(199,251)
83,000	BNP Paribas Bank	Call on Leggett & Platt, Inc.	23.59	USD	06/08/11	65,196	(186,800)
19,000	Citigroup, Inc.	Call on Lorillard, Inc.	99.30	USD	06/08/11	50,939	(304,101)
76,000	Morgan Stanley	Call on Maxim Integrated Products, Inc.	25.68	USD	06/08/11	72,215	(123,824)
121,000	Goldman Sachs & Co.	Call on Merck & Co., Inc.	34.10	USD	06/08/11	96,135	(321,500)
197,000	Citigroup, Inc.	Call on Pfizer, Inc.	20.19	USD	06/08/11	95,427	(251,899)
111,000	Morgan Stanley	Call on Pitney Bowes, Inc.	25.24	USD	06/08/11	81,341	(536)
104,000	BNP Paribas Bank	Call on PPL Corp.	26.86	USD	06/08/11	47,486	(106,398)
77,000	Morgan Stanley	Call on Reynolds American, Inc.	36.43	USD	06/08/11	46,000	(218,983)
70,000	Morgan Stanley	Call on Spectra Energy Corp.	27.89	USD	06/08/11	40,607	(11,808)
329,000	Morgan Stanley	Call on Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12.57	USD	06/08/11	152,985	(368,890)
74,000	Morgan Stanley	Call on Tele Norte Leste Participacoes SA ADR	18.46	USD	06/08/11	45,214	(6,946)
74,000	Morgan Stanley	Call on Waste Management, Inc.	38.36	USD	06/08/11	53,369	(53,495)

Options on Indices
5,000	Credit Suisse First Boston	Call on Dow Jones Euro Stoxx 50 Index	2817.82	EUR	07/08/11	500,639	(655,166)
4,725	Credit Suisse First Boston	Call on Dow Jones Euro Stoxx 50 Index	2870.87	EUR	06/24/11	491,287	(307,764)
4,300	Credit Suisse First Boston	Call on Dow Jones Euro Stoxx 50 Index	2947.05	EUR	06/10/11	426,497	(30,342)
1,450	Barclays Bank PLC	Call on FTSE 100 Index	5933.40	GBP	07/08/11	284,710	(337,049)
1,550	Credit Suisse First Boston	Call on FTSE 100 Index	5909.90	GBP	06/24/11	308,196	(342,416)
1,500	Royal Bank of Scotland Group PLC	Call on FTSE 100 Index	6060.55	GBP	06/10/11	266,300	(54,228)
113,500	Barclays Bank PLC	Call on Nikkei-225 Stock Average	10030.00	JPY	06/10/11	327,554	(11,972)
113,000	UBS Warburg LLC	Call on Nikkei-225 Stock Average	9504.49	JPY	07/08/11	323,745	(489,619)
116,500	UBS Warburg LLC	Call on Nikkei-225 Stock Average	9733.95	JPY	06/24/11	367,735	(210,956)
56,100	Barclays Bank PLC	Call on S&P 500® Index	1329.75	USD	07/08/11	1,335,322	(1,845,441)
56,600	Royal Bank of Scotland Group PLC	Call on S&P 500® Index	1360.86	USD	06/10/11	1,315,950	(234,042)
55,600	UBS Warburg LLC	Call on S&P 500® Index	1336.59	USD	06/24/11	1,410,572	(1,272,128)
			Total Written OTC Options			$14,093,026	$(14,080,139)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2011 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of MaY 31, 2011:

Derivatives Fair Value*
Equity contracts	$(11,708,135)
Foreign exchange contracts	(503,448)
Total	$(12,211,583)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Global Equity Dividend and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 25, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 25, 2011